EQUITY BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
EQUITY BASED COMPENSATION
10	EQUITY BASED COMPENSATION

Equity based compensation is made up of the following:

	Nine Months Ended September 30, 2016	Nine Months Ended September 30, 2015

Restricted stock awards	$144,000	$166,715
Stock issued for services rendered	2,032,275	-
	$2,176,275	$166,715

QPAGOS Corporation - Parent Company [Member]
EQUITY BASED COMPENSATION
13	EQUITY BASED COMPENSATION
  Equity based compensation is made up of the following:
	Year ended December 31, 2015	Year ended December 31, 2014

Stock issued for services rendered	166,715	-
	$166,715	$-